Net Other Operating Income and Expenses - Summary of Other Operating Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	₩ 9,738		₩ 7,326		₩ 24
Gains on disposal of financial instruments at fair value through other comprehensive income	128,169		59,666		24,795
Sub-total	137,907		66,992		24,819
Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost	136,706		99,942		83,552
Gains on redemption of securities measured at amortized cost	1,019		174		27
Sub-total	137,725		100,116		83,579
Gains on hedge accounting	480,584		361,281		861,263
Gain on foreign exchange transactions	6,070,151		6,480,621		11,578,501
Dividend income	86,524		47,769		37,125
Others	673,191		593,871		497,827
Other operating income	7,586,082		7,650,650		13,083,114
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income	66		8		3,049
Losses on disposal of financial instruments at fair value through other comprehensive income	242,846		323,147		331,665
Sub-total	242,912		323,155		334,714
Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost	115,318		49,534		78,089
Sub-total	115,318		49,534		78,089
Losses on hedge accounting	425,612		379,343		874,704
Losses on foreign exchange transactions	5,375,351		6,130,076		11,159,131
Deposit insurance fee	590,148		570,465		538,016
Credit guarantee fund fee	362,234		327,764		283,912
Depreciation expenses of operating lease assets	701,917		713,056		682,783
Others	1,645,601		1,870,246		1,393,888
Total other operating expenses	9,459,093		10,363,639		15,345,237
Net other operating expenses	₩ (1,873,011)	$ (1,267,381)	₩ (2,712,989)	[1]	₩ (2,262,123)	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.